APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.     Name  and  Address  of  Issuer:

          Exeter  Insurance  Fund,  Inc.
          1100  Chase  Square
          Rochester,  New  York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                        [ X ]


3.     Investment  Company  Act  File  Number:   811-7439

       Securities  Act  File  Number:            33-64667

4(a).  Last  day  of  fiscal  year  for  which  this  notice  is  filed:

          December  31,  2001

4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year)
       (See instruction A.2):
                                                                        [   ]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check  box  if  this  is  the last time the issuer will be filing this
       Form.                                                            [   ]


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5.     Calculation  of  registration  fees

       (i)    Aggregate  sale  price  of  securities  sold  during
              the  fiscal  year pursuant to section 24(f):
                                                               $         189,752

      (ii)    Aggregate  price  of  securities  redeemed  or
              repurchased  during  the  fiscal  year:
                                                               $        (12,961)

     (iii)    Aggregate  price  of securities redeemed or
              repurchased during any  prior  fiscal  year
              ending no earlier than October 11, 1995 that
              were not previously used to reduce registration
              fees payable to the Commission:
                                                               $            0.00

      (iv)   Total  available  redemption  credits
             [add  Items  5(ii)  and  5  (iii)]:
                                                               $        (12,961)

       (v)   Net  sales  -  if  Item  5(i)  is  greater
             than  Item  5(iv)
             [subtract  Item  5(iv) from Item 5(i)]:
                                                               $         176,791

      (vi)   Redemption  credits  available  for  use  in
             future  years - if  Item  5(i)  is  less  than
             Item  5(iv)
             [subtract   Item  5(iv)  from  Item  5  (i)]:
                                                               $            0.00

     (vii)   Multiplier  for  determining  registration  fee
             (See  Instruction  C.9)
                                                               x    .000092

     (viii)  Registration  fee  due
             [multiply  Item  5(v)  by  Item  5(vii)]
             (enter  '0'  if  no  fee  is  due):
                                                            =  $           16.26

6.     Prepaid  Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here:


       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                            +  $            0.00

8.     Total  of  the  amount  of the registration fee due plus any interest due
       [line  5(viii)  plus  line  7]:
                                                            -  $           16.26


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9.     Date  the  registration  fee  and  any  interest  payment was sent to the
       Commission's  lockbox  depository:

          NA-  using  balance  from  previous  year  already  in  account


       Method  of  Delivery     [     ]     Wire  Transfer
                                [     ]     Mail  or  other  means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  Signature  and  Title:



/s/Jodi  L.  Hedberg
   Jodi  L.  Hedberg,  Corporate  Secretary

Date:  March  20,  2002

  -     Please print name and title of the signing officer below the signature.